Earnings per share	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Earnings per share

Note 11 Earnings per share

	For the three months ended		For the nine months ended
(Millions of Canadian dollars, except share and per share amounts)	July 31 2025	July 31 2024	July 31 2025	July 31 2024
Basic earnings per share
Net income	$5,414	$4,486	$14,935	$12,018
Dividends on preferred shares and distributions on other equity instruments	(125)	(106)	(355)	(231)
Net income attributable to non-controlling interests	1	(3)	(5)	(7)
Net income available to common shareholders	$5,290	$4,377	$14,575	$11,780
Weighted average number of common shares (in thousands)	1,407,280	1,414,194	1,410,854	1,411,044
Basic earnings per share (in dollars)	$3.76	$3.09	$10.33	$8.35
Diluted earnings per share
Net income available to common shareholders	$5,290	$4,377	$14,575	$11,780
Weighted average number of common shares (in thousands)	1,407,280	1,414,194	1,410,854	1,411,044
Stock options (1)	2,400	1,929	2,381	1,574
Issuable under other share-based compensation plans	–	26	–	26
Average number of diluted common shares (in thousands)	1,409,680	1,416,149	1,413,235	1,412,644
Diluted earnings per share (in dollars)	$3.75	$3.09	$10.31	$8.34

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2025, an average of 915,683 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2024, no outstanding options were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2025, an average of 762,532 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2024, no outstanding options were excluded from the calculation of diluted earnings per share.